Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2020
Interests In Other Entities [Abstract]
Schedule of movement in the group's investments in associates and joint ventures
(a) An analysis of the movement in the group’s investments in associates and joint ventures is as follows:

	Moët Hennessy £ million	Others £ million	Total £ million
Cost less provisions
At 30 June 2018	2,875	134	3,009
Exchange differences	16	3	19
Additions	—	32	32
Share of profit after tax	310	2	312
Disposals	—	(3)	(3)
Dividends	(160)	(8)	(168)
Share of movements in other comprehensive income and equity	(1)	—	(1)
Step acquisitions	—	(7)	(7)
Other(i)	—	(20)	(20)
At 30 June 2019	3,040	133	3,173
Exchange differences	78	4	82
Additions	—	47	47
Share of profit after tax	285	(3)	282
Disposals	—	(1)	(1)
Dividends	—	(4)	(4)
Share of movements in other comprehensive income and equity	(8)	—	(8)
Step acquisitions	—	(11)	(11)
Transfer	—	(2)	(2)
Other	—	(1)	(1)
At 30 June 2020	3,395	162	3,557

(i)
Other movements in the year ended 30 June 2019 comprise £20 million of advances promised to associates at 30 June 2019, on achieving certain performance targets which are now only recognised when those targets are achieved. There was a corresponding decrease of £20 million in other payables.

(1)	Investment in associates balance includes loans given to and preference shares invested in associates of £82 million (2019 – £55 million).

(2)	If certain performance targets are met by associates in the Distill Ventures programmes, an additional £22 million (2019- £31 million) will be invested in those associates.

Schedule of income statement of associates
(b) Income statement information for the three years ended 30 June 2020 and balance sheet information as at 30 June 2020 and 30 June 2019 of Moët Hennessy is as follows:

	2020 £ million	2019 £ million	2018 £ million
Sales	4,425	4,713	4,445
Profit for the year	838	911	897
Total comprehensive income	765	865	799

Schedule of balance sheet of associates

	2020 £ million	2019 £ million
Non-current assets	5,310	4,413
Current assets	8,352	7,564
Total assets	13,662	11,977
Non-current liabilities	(1,480)	(1,008)
Current liabilities	(2,197)	(2,029)
Total liabilities	(3,677)	(3,037)
Net assets	9,985	8,940

(1)	Including acquisition fair value adjustments principally in respect of Moët Hennessy’s brands and translated at £1 = €1.09 (2019 – £1 = €1.12).